Servicing of Residential Loans - Schedule of Geographic Diversification of Third-Party Servicing Portfolio (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Accounts	Dec. 31, 2012 Accounts	Jun. 30, 2014 Accounts
Servicing Portfolio [Line Items]
Total servicing portfolio, Number of Accounts	2,051,796	1,038,981	2,336,565
Total servicing portfolio, Unpaid Principal Balance	$ 217,961,136	$ 90,094,189	$ 252,080,666
Third-party Investors [Member]
Servicing Portfolio [Line Items]
Total servicing portfolio, Number of Accounts	1,939,109	945,260
Total servicing portfolio, Unpaid Principal Balance	206,518,774	82,113,522
Total servicing portfolio, Percentage of Total	100.00%	100.00%
Third-party Investors [Member] | California [Member]
Servicing Portfolio [Line Items]
Total servicing portfolio, Number of Accounts	215,010	81,547
Total servicing portfolio, Unpaid Principal Balance	37,461,223	16,073,080
Total servicing portfolio, Percentage of Total	18.10%	19.60%
Third-party Investors [Member] | Florida [Member]
Servicing Portfolio [Line Items]
Total servicing portfolio, Number of Accounts	176,819	91,318
Total servicing portfolio, Unpaid Principal Balance	21,143,369	10,476,321
Total servicing portfolio, Percentage of Total	10.20%	12.80%
Third-party Investors [Member] | Texas [Member]
Servicing Portfolio [Line Items]
Total servicing portfolio, Number of Accounts	147,654	86,406
Total servicing portfolio, Unpaid Principal Balance	10,700,328	3,621,528
Total servicing portfolio, Percentage of Total	5.20%	4.40%
Third-party Investors [Member] | Other Less Than 5% [Member]
Servicing Portfolio [Line Items]
Total servicing portfolio, Number of Accounts	1,399,626	685,989
Total servicing portfolio, Unpaid Principal Balance	$ 137,213,854	$ 51,942,593
Total servicing portfolio, Percentage of Total	66.50%	63.20%